Fees Summary	Nov. 14, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,703,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,944.83
Total Offset Amount	0.00
Net Fee	1,944.83
Narrative - Max Aggregate Offering Price	$ 12,703,000.00
Final Prospectus	true